Other Liabilities - Workforce Reduction and Environmental Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities
Total amounts accrued for workforce reductions	$ 950	$ 941
Total amounts accrued for non-ARO environmental liabilities	270	255
Total amounts accrued for ARO liabilities	$ 150	$ 146